Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000069385
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	$ 10,000	$ 9,661	$ 9,543	$ 10,145		$ 10,866	$ 11,099	$ 11,553	$ 11,880	$ 12,949	$ 13,002	$ 12,949	$ 13,168	$ 11,885	$ 13,191	$ 13,122	$ 13,006	$ 13,513	$ 9,945	$ 12,033	$ 13,212	$ 16,317	$ 17,117	$ 18,804	$ 18,353	$ 20,381	$ 18,451	$ 14,419	$ 14,063	$ 15,520	$ 18,352	$ 19,325	$ 17,282	$ 19,207	$ 20,975	$ 20,386	$ 21,695	$ 21,938	$ 21,345	$ 23,366	$ 24,740	$ 25,844
C000012993
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	10,678	10,805	12,246		11,499	11,959	11,806	12,660	13,750	13,276	13,027	12,147	10,318	10,649	10,957	10,223	11,123	7,262	10,037	11,533	15,231	16,330	16,790	15,921	17,306	19,565	14,925	14,651	15,212	15,353	15,000	14,115	14,044	14,044	14,009	14,717	13,521	13,853	15,885	20,576	24,373
C000012994
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	13,333	18,712	19,468		14,536	15,713	14,908	16,209	16,436	14,867	15,775	13,525	14,087	15,118	16,821	17,746	21,320	14,529	24,117	28,006	29,222	25,507	28,704	23,736	26,060	28,730	21,117	19,308	21,515	23,125	21,051	19,021	21,824	22,684	24,802	29,370	25,482	33,946	39,343	57,548	68,155
C000013000
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	10,037	10,112	10,098		9,955	10,029	10,059	10,130	10,074	10,013	10,087	10,070	10,147	10,222	10,254	10,332	10,368	10,401	10,524	10,596	10,673	10,604	10,628	10,603	10,623	10,212	10,134	9,960	10,068	10,164	10,162	10,115	10,373	10,386	10,448	10,616	10,580	10,693	10,759	10,928	10,946
C000012998
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	10,061	10,072	10,083		10,047	10,060	10,076	10,095	10,117	10,091	10,167	10,199	10,233	10,276	10,315	10,354	10,387	10,411	10,420	10,420	10,420	10,420	10,420	10,368	10,375	10,218	10,219	10,136	10,203	10,335	10,373	10,474	10,628	10,738	10,790	10,958	11,086	11,201	11,314	11,420	11,520
C000012995
Account Value [Line Items]
Line Graph and Table Measure Name					Investor
Accumulated Value	10,000	13,984	21,264	24,588		17,508	18,473	17,205	17,839	16,779	15,384	13,595	12,450	11,465	11,508	12,187	13,207	14,056	9,512	16,986	21,232	23,979	22,110	24,070	19,466	20,576	20,974	14,515	13,079	13,797	14,435	12,680	11,404	11,564	11,325	12,282	13,478	11,883	14,435	16,508	23,845	27,906
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,135	10,384	10,784		11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,135	10,384	10,784		11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,135	10,384	10,784		11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,167	10,433	10,401		10,025	10,183	10,382	10,492	10,571	10,454	10,545	10,529	10,707	11,017	11,252	11,429	11,513	11,441	11,752	11,897	12,113	12,071	12,242	12,209	12,297	11,531	11,193	10,805	11,249	11,561	11,549	11,093	11,969	11,923	11,920	12,244	12,095	12,068	12,053	12,414	12,608
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,303	10,531	10,580		10,265	10,349	10,498	10,587	10,628	10,473	10,456	10,458	10,629	10,942	11,279	11,535	11,556	11,920	12,265	12,341	12,423	12,005	12,224	12,230	12,232	11,506	10,966	10,445	10,641	10,956	10,863	10,512	11,229	11,142	11,149	11,728	11,369	11,685	11,826	12,067	12,199
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,135	10,384	10,784		11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Composite 1500 TR
Accumulated Value	10,000	10,156	10,420	10,835		11,303	11,951	12,305	12,851	13,691	13,592	14,089	15,125	13,012	14,787	15,402	15,638	17,033	13,529	16,338	17,737	20,085	21,473	23,220	23,303	25,799	24,602	20,662	19,679	21,212	22,730	24,637	23,809	26,613	29,357	30,432	32,271	32,988	31,507	34,837	37,629	38,601
S&P Global Luxury Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Global Luxury Index
Accumulated Value	10,000	10,127	9,148	9,851		10,008	11,048	12,018	12,765	13,968	14,201	14,655	14,550	12,393	14,061	14,560	13,972	16,028	11,460	14,540	17,167	21,946	23,395	25,666	24,062	27,050	23,777	18,840	18,269	20,751	24,546	25,585	22,008	24,091	25,430	23,160	24,425	23,827	22,173	24,747	26,575	27,463
S&P Global Natural Resources Index (Net Total Return)
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Global Natural Resources Index (Net Total Return)
Accumulated Value	10,000	10,911	11,649	12,334		13,145	13,509	13,362	14,782	16,034	15,749	16,578	16,771	13,937	15,641	15,810	14,833	16,225	10,872	13,065	13,321	16,217	18,097	19,384	18,822	20,173	23,519	19,824	18,885	22,108	22,198	21,337	22,095	22,856	23,313	22,864	23,644	20,831	22,275	23,002	25,155	26,844
FTSE Gold Mines Index
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Gold Mines Index
Accumulated Value	10,000	15,299	21,124	19,856		16,072	17,494	16,681	17,447	17,716	16,629	16,644	13,727	15,936	17,010	19,963	20,900	22,738	19,060	29,122	31,349	28,411	25,233	25,905	22,818	25,462	30,067	21,400	18,348	22,193	24,883	23,365	20,544	24,947	24,599	26,695	32,560	27,185	37,456	43,042	64,940	74,622
Bloomberg 3 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 3 Year Municipal Bond Index
Accumulated Value	10,000	10,077	10,146	10,120		10,008	10,135	10,189	10,243	10,164	10,175	10,241	10,229	10,343	10,481	10,597	10,630	10,723	10,684	10,928	11,005	11,041	11,057	11,087	11,096	11,086	10,691	10,703	10,491	10,709	10,854	10,805	10,695	11,080	11,050	11,089	11,354	11,307	11,422	11,542	11,717	11,771
Bloomberg U.S. Treasury Bills 6-9 Months TR Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Treasury Bills 6-9 Months Total Return Index
Accumulated Value	10,000	10,022	10,035	10,042		10,049	10,060	10,076	10,103	10,122	10,153	10,194	10,241	10,305	10,378	10,459	10,516	10,573	10,688	10,690	10,696	10,700	10,705	10,705	10,707	10,704	10,680	10,657	10,655	10,721	10,835	10,907	11,040	11,213	11,324	11,460	11,647	11,761	11,881	11,989	12,128	12,249
NYSE Arca Gold Miners Index
Account Value [Line Items]
Line Graph and Table Measure Name					NYSE Arca Gold Miners Index
Accumulated Value	$ 10,000	$ 14,632	$ 20,261	$ 19,375		$ 15,452	$ 16,776	$ 16,282	$ 16,996	$ 17,364	$ 16,407	$ 16,671	$ 13,908	$ 15,906	$ 16,959	$ 19,402	$ 20,391	$ 22,469	$ 17,991	$ 28,042	$ 30,117	$ 27,882	$ 25,128	$ 26,397	$ 22,965	$ 25,415	$ 30,534	$ 21,933	$ 19,207	$ 23,360	$ 26,513	$ 24,527	$ 22,122	$ 25,972	$ 26,336	$ 28,546	$ 33,469	$ 28,851	$ 39,071	$ 44,376	$ 65,035	$ 74,743